Income Tax - Schedule of Temporary Differences for Deferred Income Tax Assets (Details) - CAD ($)	Apr. 30, 2021	Apr. 30, 2020
Major components of tax expense (income) [abstract]
Non-capital loss carry-forward	$ 6,798,494	$ 5,818,002
Financing costs	1,024,773	1,906,148
Unrecognized deferred income tax assets	$ 7,823,267	$ 7,724,150